Feb. 28, 2025
Innovator IBD(R) 50 ETF
Innovator IBD® 50 ETF
Investment Objective
The Fund seeks to track, before fees and expenses, the performance of the IBD® 50 Index (the “Index”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Innovator IBD(R) 50 ETF Innovator IBD(R) 50 ETF
Management Fees	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.00%
Advisor Recoupment/(Waiver) ()	(0.20%)	[1]
Total Annual Fund Operating Expenses After Fees Waived/Expenses Reimbursed	0.80%
[1]	The Fund’s investment adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80% of average daily net assets until August 31, 2025. Pursuant to its expense limitation agreement with the Fund, the investment adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and/or expense payments. The Fund may only make such repayment to the investment adviser if, after the recoupment payment has been taken into account, it does not cause the Fund’s expense ratio to exceed either the expense cap in place at the time the expenses were waived or the Fund’s current expense cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example	1 Year	3 Years	5 Years	10 Years
Innovator IBD(R) 50 ETF | Innovator IBD(R) 50 ETF | USD ($)	82	298	533	1,206

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 1,304% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Principal Investment Strategies

The Fund will normally invest at least 80% of its net assets (including investment borrowings) in securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund’s investment sub-adviser, Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”) seeks a correlation of 0.95 or better (before fees and expenses) between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The IBD® 50 Index is a weekly, rules-based, computer-generated stock index compiled and published by Investor’s Business Daily® (“IBD” or the “Index Provider”) that seeks to identify the current top 50 growth stocks. The equity portion of the Index primarily includes U.S. common stocks, but may, to a lesser extent, include common stocks of non-U.S. companies that utilize American Depositary Receipts (“ADRs”) to trade on U.S. securities exchanges. The equity securities comprising the Index may be issued by small-, mid- and large-capitalization companies located in either developed or emerging markets. The Index is also designed to be responsive to downturns in the equities markets and incorporates a cash equivalents portion in response to certain market signals as described below.

The Index’s initial universe of the approximately 7,000 equity securities that trade on the New York Stock Exchange, The Nasdaq Stock Market, LLC or NYSE American LLC is initially narrowed down by excluding those companies that do not meet certain baseline criteria. These criteria include minimum stock price, minimum trading volume, minimum upward price movement and minimum simple price moving average. IBD then narrows the universe further by screening out securities with price actions IBD views as undesirable. For instance, IBD removes securities with excessive price percentage moves in its 10-week price moving average (6% or more), securities with a high number of positive price movement days over a 14-day period (seven or more), securities with a high number of positive price movement weeks over an 8-week period (six or more) and/or securities with a high number of consecutive positive price movement weeks (three or more). These criteria are explained in detail in “Index Information.”

IBD then evaluates and scores the remaining securities on the below 11 factors. The first five factors comprise the base score for a security using a proprietary weighting of the following proprietary ratings published by IBD: Earnings Per Share Rating; Relative Price Strength Rating; Sales Margin Return on Equity Rating; Accumulation Distribution Rating; and Industry Group Relative Strength Rating. The next six metrics add to or subtract from the base score to derive the final aggregate score, and are: Growth in quarterly earnings per share and next quarter consensus estimates; 3-to-5 year annual earnings per share growth rate and next fiscal year’s consensus estimates; Quarterly sales growth and next quarter consensus estimates; Acceleration in quarterly sales or earnings growth rates; Liquidity measured by share price and 50-day average daily trading volume; and Annual return on equity metrics from the company’s income statement. These factors are also explained in detail in “Index Information.”

Each security is given a score for each factor. Each security’s 11 factor scores are then aggregated to provide a composite score. The 50 securities with the highest score are included in the Index and weighted according to their score. Securities with the ten highest scores are given a weight of 3.5%. Securities with the 11th-20th highest scores are given a weight of 3.0%. Securities with the 21st-30th highest scores are given a weight of 2.0%. Securities with the 31st-40th highest scores are given a weight of 1.0% and securities with the 41st-50th highest scores are given a weight of 0.5%.

The Fund generally invests in all of the securities comprising the Index in proportion to the weightings of the securities in the Index. The Index is rebalanced and reconstituted on the last day of each trading week after the U.S. stock market closes. This weekly rebalancing and reconstituting of the Index will cause the Fund to have a higher portfolio turnover rate than similar funds.

The Fund is classified as a “diversified company” under the 1940 Act. To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to the same extent. As of the date of this prospectus, the Fund has significant exposure to the information technology sector.

Principal Risks
Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of the Index and a broad-based market index. Prior to November 20, 2017, the Fund was actively managed using a quantitative strategy substantially similar to the methodology of the Index. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Returns as of 12/31

The Fund’s highest quarterly return was 23.20% (quarter ended June 30, 2020) and the Fund’s lowest quarterly return was (31.23)% (quarter ended June 30, 2022).
Average Annual Total Return as of December 31, 2024
Average Annual Returns - Innovator IBD(R) 50 ETF	Label	1 Year		5 Years		Since Inception		Inception Date
Innovator IBD(R) 50 ETF	Return Before Taxes	18.43%		(2.96%)		1.88%		Apr. 08, 2015
Innovator IBD(R) 50 ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	18.02%		(3.25%)		1.72%		Apr. 08, 2015
Innovator IBD(R) 50 ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	10.94%		(2.32%)		1.40%		Apr. 08, 2015
IBD® 50 Index (reflects no deduction for fees, expenses or taxes)	IBD® 50 Index (reflects no deduction for fees, expenses or taxes)	19.84%	[1],[2]	(2.33%)	[1],[2]		[1],[2]	Apr. 08, 2015	[1],[2]
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%		14.53%		13.29%		Apr. 08, 2015
[1]	On November 20, 2017, the Fund began tracking the IBD® 50 Index. Because the IBD® 50 Index had an inception date of October 27, 2017, performance information is not included above.
[2]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for the entire period.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.